Finance income (expense)	12 Months Ended
Dec. 31, 2023
Finance income (expense)
Finance income (expense)

15. Finance income (expense)

During the years ended December 31, 2023, 2022 and 2021 the Company earned finance income (incurred finance expense) as follows:

Year ended December 31	2023	2022	2021
Interest income	$75	$10	$78
Remeasurement of royalty obligation	37	(169)	(262)
Accretion of acquisition payable	-	(44)	(96)
Change in fair value of contingent consideration	-	-	(178)
Bank charges and other interest	(27)	(26)	(29)
Finance expense from lease obligation	(20)	23	(38)
	$65	$(206)	$(525)

During the years ended December 31, 2023, 2022 and 2021, the Company received (paid) finance income (expense) as follows:

Year ended December 31	2023	2022	2021
Interest received	$75	$10	$78
Other interest, net and banking fees	(27)	(26)	(29)
	$48	$(16)	$49